ISI
                       INTERNATIONAL STRATEGY & INVESTMENT

                                       ISI
                                 NORTH AMERICAN
                                 GOVERNMENT BOND
                                   FUND SHARES

                           (A CLASS OF NORTH AMERICAN
                           GOVERNMENT BOND FUND, INC.)


                                 NORTH AMERICAN
                                 --------------


                                  ANNUAL REPORT
                                 MARCH 31, 2002

--------------------------------------------------------------------------------
 INVESTMENT ADVISOR'S REPORT
--------------------------------------------------------------------------------

     We are pleased to report on the progress of your Fund for the fiscal year ended March 31, 2002.

     The Fund seeks a high level of current income consistent with prudent investment risk by using high quality US, Canadian and Mexican fixed-income securities. The Fund's total return for the fiscal year ended March 31, 2002 was 4.38%; cumulative total returns were 21.16% for three years and 47.19% for five years. These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge. During the year, the Fund continued its policy of paying monthly dividends, at a fixed rate, which resulted in dividends consisting of net investment income, short-term capital gains, long-term capital gains and return of capital. Please see the portfolio management section for more details. Since its inception on January 15, 1993, the Fund has had a cumulative total return of 72.75%.(1)


PORTFOLIO MANAGEMENT
     Our investment approach is to actively manage the portfolio, adjusting the Fund's average portfolio weightings and maturity as ISI anticipates changes in the markets. For an example of this active management, please see the following table for changes in the US section's short-term investments.

                          US BOND SECTION'S % DUE IN
                                     2 YEARS OR LESS
                          --------------------------
9/30/01                                        22.9%
3/31/02                                        43.8%

     Moving a significant portion of the Fund into short maturities was helpful to the Fund's performance because yields rose sharply beginning in November 2001. Please see the graph in the next column. ISI is monitoring the economy and inflation to gauge when it is the right time to extend maturity in the US section.

--------------------------------------------------------------------------------
(1) Exclusive of sales charges.

10 YEAR US TREASURY YIELD
[LINE GRAPH OMITTED]

24-SEP-01          4.716%
25-SEP-01          4.700
26-SEP-01          4.628
27-SEP-01          4.548
28-SEP-01          4.588
1-OCT-01           4.540
2-OCT-01           4.501
3-OCT-01           4.468
4-OCT-01           4.506
5-OCT-01           4.504
8-OCT-01           4.506
9-OCT-01           4.593
10-OCT-01          4.597
11-OCT-01          4.666
12-OCT-01          4.669
15-OCT-01          4.599
16-OCT-01          4.559
17-OCT-01          4.567
18-OCT-01          4.577
19-OCT-01          4.621
22-OCT-01          4.633
23-OCT-01          4.643
24-OCT-01          4.596
25-OCT-01          4.551
26-OCT-01          4.529
29-OCT-01          4.480
30 OCT O1          4.410
31-OCT-01          4.232
1-NOV-01           4.240
2-NOV-01           4.358
5-NOV-01           4.296
6-NOV-01           4.256
7-NOV-01           4.178
8-NOV-01           4.286
9-NOV-01           4.303
12-NOV-01          4.303
13-NOV-01          4.378
14-NOV-01          4.539
15-NOV-01          4.762
16-NOV-01          4.843
19-NOV-01          4.798
20-NOV-01          4.863
21-NOV-01          5.013
22-NOV-01          4.966
23-NOV-01          4.987
26-NOV-01          5.015
27-NOV-01          4.919
28-NOV-01          4.925
29-NOV-01          4.756
30-NOV-01          4.752
3-DEC-01           4.687
4-DEC-01           4.660
5-DEC-01           4.893
6-DEC-01           5.013
7-DEC-01           5.167
10-DEC-01          5.098
11-DEC-01          5.050
12-DEC-01          5.005
13-DEC-01          5.073
14-DEC-01          5.188
17-DEC-01          5.186
18-DEC-01          5.121
19-DEC-01          5.047
20-DEC-01          5.030
21-DEC-01          5.084
24-DEC-01          5.136
25-DEC-01          5.136
26-DEC-01          5.199
27-DEC-01          5.065
28-DEC-01          5.113
31-DEC-01          5.051
1-JAN-02           5.032
2-JAN-02           5.160
3-JAN-02           5.111
4-JAN-02           5.128
7-JAN-02           5.049
8-JAN-02           5.080
9-JAN-02           5.051
10-JAN-02          4.979
11-JAN-02          4.866
14-JAN-02          4.876
15-JAN-02          4.835
16-JAN-02          4.839
17-JAN-02          4.925
18-JAN-02          4.894
21-JAN-02          4.892
22-JAN-02          4.919
23-JAN-02          5.029
24-JAN-02          5.008
25-JAN-02          5.070
28-JAN-02          5.073
29-JAN-02          4.942
30-JAN-02          5.014
31-JAN-02          5.033
1-FEB-02           4.985
4-FEB-02           4.902
5-FEB-02           4.894
6-FEB-02           4.923
7-FEB-02           4.939
8-FEB-02           4.879
11-FEB-02          4.907
12-FEB-02          4.975
13-FEB-02          4.987
14-FEB-02          4.945
15-FEB-02          4.875
18-FEB-02          4.863
19-FEB-02          4.873
20-FEB-02          4.889
21-FEB-02          4.853
22-FEB-02          4.831
25-FEB-02          4.849
26-FEB-02          4.927
27-FEB-02          4.833
28-FEB-02          4.877
1-MAR-02           4.981
4-MAR-02           4.999
5-MAR-02           5.001
6-MAR-02           5.052
7-MAR-02           5.227
8-MAR-02           5.325
11-MAR-02          5.320
12-MAR-02          5.310
13-MAR-02          5.279
14-MAR-02          5.409
15-MAR-02          5.327
18-MAR-02          5.300
19-MAR-02          5.286
20-MAR-02          5.406
21-MAR-02          5.365
22-MAR-02          5.404
25-MAR-02          5.408
26-MAR-02          5.345
27-MAR-02          5.341
28-MAR-02          5.400
29-MAR-02          5.396

Source: Bloomberg

INVESTMENT IN CANADA AND MEXICO:
     Over the last year, the Canadian section has been reduced from 7.9% of the Fund to 2.5%. Investments in Canadian bonds have been hit by both a weak currency and rising interest rates. The dynamics may now be changing. Please see the write-up on Canada in our Outlook Report.

     The Mexican bond section has increased from 12.6% of the portfolio to 14.2% over the last year. The peso has strengthened over the last year as the Vicente Fox Government has made many good moves. Standard & Poor's has also upgraded Mexico's credit rating. Inflation has dropped from 7.2% to 4.7% over the last year. The outlook for Mexican fixed income investments seems positive. Please see our write-up for more on Mexico.

     We would like to welcome new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

/S/SIGNATURE
R. Alan Medaugh
President
April 15, 2002

--------------------------------------------------------------------------------
 OUTLOOK FOR NORTH AMERICA--MARCH 31, 2002
--------------------------------------------------------------------------------


US

OVERVIEW
     Although mild in real terms, 2001's recession was devastating in nominal terms. This is why corporate profits were crushed.



US Nominal Manufacturing Activity Year
Over Year % Change(1)

     [LINE GRAPH OMITTED]

     31 JAN 1970   4.4%
     28 FEB 1970   3.4
     31 MAR 1970   2.2
     30 APR 1970   1.7
     31 MAY 1970   1.5
     30 JUN 1970  -0.1
     31 JUL 1970  -0.6
     31 AUG 1970  -1.3
     30 SEP 1970  -1.2
     31 OCT 1970  -3.7
     30 NOV 1970  -3.7
     31 DEC 1970  -1.4
     31 JAN 1971   0.9
     28 FEB 1971   1.6
     31 MAR 1971   1.6
     30 APR 1971   2.7
     31 MAY 1971   3.8
     30 JUN 1971   4.6
     31 JUL 1971   3.5
     31 AUG 1971   3.9
     30 SEP 1971   5.2
     31 OCT 1971   8.2
     30 NOV 1971   9.0
     31 DEC 1971   8.6
     31 JAN 1972   9.6
     29 FEB 1972  10.8
     31 MAR 1972  11.6
     30 APR 1972  12.4
     31 MAY 1972  11.6
     30 JUN 1972  11.7
     31 JUL 1972  12.7
     31 AUG 1972  14.6
     30 SEP 1972  14.6
     31 OCT 1972  14.8
     30 NOV 1972  16.2
     31 DEC 1972  16.2
     31 JAN 1973  14.9
     28 FEB 1973  16.2
     31 MAR 1973  17.6
     30 APR 1973  16.9
     31 MAY 1973  17.9
     30 JUN 1973  19.2
     31 JUL 1973  19.6
     31 AUG 1973  21.5
     30 SEP 1973  20.2
     31 OCT 1973  19.3
     30 NOV 1973  18.1
     31 DEC 1973  15.0
     31 JAN 1974  15.4
     28 FEB 1974  14.1
     31 MAR 1974  13.5
     30 APR 1974  13.2
     31 MAY 1974  14.6
     30 JUN 1974  12.9
     31 JUL 1974  14.9
     31 AUG 1974  12.8
     30 SEP 1974  13.9
     31 OCT 1974  15.0
     30 NOV 1974  12.9
     31 DEC 1974   9.0
     31 JAN 1975   5.6
     28 FEB 1975   2.2
     31 MAR 1975  -1.0
     30 APR 1975   0.0
     31 MAY 1975  -2.1
     30 JUN 1975  -0.3
     31 JUL 1975  -1.1
     31 AUG 1975   0.0
     30 SEP 1975   0.2
     31 OCT 1975   0.4
     30 NOV 1975   2.6
     31 DEC 1975   8.1
     31 JAN 1976  11.5
     29 FEB 1976  15.3
     31 MAR 1976  17.3
     30 APR 1976  16.2
     31 MAY 1976  17.5
     30 JUN 1976  15.2
     31 JUL 1976  14.6
     31 AUG 1976  12.7
     30 SEP 1976  11.5
     31 OCT 1976  10.9
     30 NOV 1976  12.3
     31 DEC 1976  13.0
     31 JAN 1977  12.8
     28 FEB 1977  12.3
     31 MAR 1977  14.6
     30 APR 1977  15.7
     31 MAY 1977  16.1
     30 JUN 1977  17.1
     31 JUL 1977  16.4
     31 AUG 1977  16.5
     30 SEP 1977  16.9
     31 OCT 1977  16.4
     30 NOV 1977  14.5
     31 DEC 1977  12.8
     31 JAN 1978  12.1
     28 FEB 1978  11.6
     31 MAR 1978  11.0
     30 APR 1978  14.0
     31 MAY 1978  13.1
     30 JUN 1978  14.1
     31 JUL 1978  15.0
     31 AUG 1978  14.3
     30 SEP 1978  14.9
     31 OCT 1978  15.5
     30 NOV 1978  16.2
     31 DEC 1978  17.8
     31 JAN 1979  18.6
     28 FEB 1979  19.7
     31 MAR 1979  19.3
     30 APR 1979  14.1
     31 MAY 1979  15.2
     30 JUN 1979  13.5
     31 JUL 1979  12.6
     31 AUG 1979  12.9
     30 SEP 1979  13.1
     31 OCT 1979  13.8
     30 NOV 1979  13.1
     31 DEC 1979  12.3
     31 JAN 1980  13.6
     29 FEB 1980  13.4
     31 MAR 1980  13.3
     30 APR 1980  11.9
     31 MAY 1980   7.8
     30 JUN 1980   6.7
     31 JUL 1980   7.4
     31 AUG 1980   9.2
     30 SEP 1980   9.4
     31 OCT 1980   9.3
     30 NOV 1980  11.0
     31 DEC 1980  11.2
     31 JAN 1981   9.3
     28 FEB 1981   9.1
     31 MAR 1981   9.8
     30 APR 1981  11.5
     31 MAY 1981  15.1
     30 JUN 1981  17.0
     31 JUL 1981  17.1
     31 AUG 1981  14.1
     30 SEP 1981  11.5
     31 OCT 1981   9.4
     30 NOV 1981   5.8
     31 DEC 1981   4.1
     31 JAN 1982   2.8
     28 FEB 1982   3.5
     31 MAR 1982   1.2
     30 APR 1982   0.0
     31 MAY 1982  -1.9
     30 JUN 1982  -2.5
     31 JUL 1982  -4.0
     31 AUG 1982  -3.8
     30 SEP 1982  -4.0
     31 OCT 1982  -4.2
     30 NOV 1982  -3.0
     31 DEC 1982  -2.7
     31 JAN 1983  -0.4
     28 FEB 1983  -2.6
     31 MAR 1983  -1.0
     30 APR 1983   1.1
     31 MAY 1983   3.4
     30 JUN 1983   3.7
     31 JUL 1983   6.0
     31 AUG 1983   7.9
     30 SEP 1983  10.8
     31 OCT 1983  12.2
     30 NOV 1983  11.7
     31 DEC 1983  13.1
     31 JAN 1984  14.8
     29 FEB 1984  15.2
     31 MAR 1984  15.9
     30 APR 1984  15.0
     31 MAY 1984  13.9
     30 JUN 1984  13.5
     31 JUL 1984  12.0
     31 AUG 1984   9.9
     30 SEP 1984   7.6
     31 OCT 1984   6.1
     30 NOV 1984   6.9
     31 DEC 1984   5.6
     31 JAN 1985   3.1
     28 FEB 1985   3.8
     31 MAR 1985   2.5
     30 APR 1985   2.6
     31 MAY 1985   2.6
     30 JUN 1985   1.6
     31 JUL 1985   0.9
     31 AUG 1985   1.5
     30 SEP 1985   1.5
     31 OCT 1985   2.4
     30 NOV 1985   3.1
     31 DEC 1985   4.8
     31 JAN 1986   4.6
     28 FEB 1986   1.5
     31 MAR 1986  -1.0
     30 APR 1986  -1.4
     31 MAY 1986  -1.6
     30 JUN 1986  -1.2
     31 JUL 1986  -1.3
     31 AUG 1986  -1.0
     30 SEP 1986  -0.8
     31 OCT 1986   0.4
     30 NOV 1986  -0.3
     31 DEC 1986  -0.4
     31 JAN 1987  -0.7
     28 FEB 1987   2.8
     31 MAR 1987   5.7
     30 APR 1987   6.5
     31 MAY 1987   6.7
     30 JUN 1987   8.0
     31 JUL 1987   9.4
     31 AUG 1987   9.0
     30 SEP 1987   9.1
     31 OCT 1987   8.7
     30 NOV 1987   8.6
     31 DEC 1987   7.8
     31 JAN 1988   8.7
     29 FEB 1988   7.4
     31 MAR 1988   7.2
     30 APR 1988   7.2
     31 MAY 1988   6.9
     30 JUN 1988   6.1
     31 JUL 1988   6.8
     31 AUG 1988   7.4
     30 SEP 1988   7.0
     31 OCT 1988   6.3
     30 NOV 1988   7.2
     31 DEC 1988   7.7
     31 JAN 1989   8.7
     28 FEB 1989   8.3
     31 MAR 1989   9.4
     30 APR 1989   9.4
     31 MAY 1989   9.3
     30 JUN 1989   8.7
     31 JUL 1989   5.9
     31 AUG 1989   5.0
     30 SEP 1989   5.5
     31 OCT 1989   5.1
     30 NOV 1989   4.5
     31 DEC 1989   4.7
     31 JAN 1990   4.6
     28 FEB 1990   5.1
     31 MAR 1990   4.2
     30 APR 1990   2.5
     31 MAY 1990   2.8
     30 JUN 1990   3.1
     31 JUL 1990   4.5
     31 AUG 1990   5.8
     30 SEP 1990   6.9
     31 OCT 1990   7.3
     30 NOV 1990   5.9
     31 DEC 1990   3.6
     31 JAN 1991   2.2
     28 FEB 1991   0.3
     31 MAR 1991  -1.4
     30 APR 1991  -0.4
     31 MAY 1991   0.1
     30 JUN 1991   1.1
     31 JUL 1991   0.7
     31 AUG 1991  -0.3
     30 SEP 1991  -0.6
     31 OCT 1991  -0.8
     30 NOV 1991   0.2
     31 DEC 1991   0.6
     31 JAN 1992   0.3
     29 FEB 1992   2.6
     31 MAR 1992   5.0
     30 APR 1992   5.4
     31 MAY 1992   5.0
     30 JUN 1992   4.2
     31 JUL 1992   5.3
     31 AUG 1992   4.7
     30 SEP 1992   4.2
     31 OCT 1992   4.9
     30 NOV 1992   5.2
     31 DEC 1992   6.1
     31 JAN 1993   6.9
     28 FEB 1993   6.7
     31 MAR 1993   6.2
     30 APR 1993   6.3
     31 MAY 1993   5.2
     30 JUN 1993   4.7
     31 JUL 1993   4.0
     31 AUG 1993   3.1
     30 SEP 1993   3.6
     31 OCT 1993   3.1
     30 NOV 1993   3.3
     31 DEC 1993   4.0
     31 JAN 1994   4.0
     28 FEB 1994   3.8
     31 MAR 1994   4.4
     30 APR 1994   4.0
     31 MAY 1994   5.1
     30 JUN 1994   6.0
     31 JUL 1994   6.6
     31 AUG 1994   8.7
     30 SEP 1994   7.5
     31 OCT 1994   7.4
     30 NOV 1994   7.9
     31 DEC 1994   8.7
     31 JAN 1995   8.8
     28 FEB 1995   8.6
     31 MAR 1995   7.9
     30 APR 1995   7.3
     31 MAY 1995   7.0
     30 JUN 1995   6.8
     31 JUL 1995   5.7
     31 AUG 1995   6.1
     30 SEP 1995   6.7
     31 OCT 1995   6.4
     30 NOV 1995   5.8
     31 DEC 1995   4.9
     31 JAN 1996   4.2
     29 FEB 1996   5.2
     31 MAR 1996   5.5
     30 APR 1996   6.8
     31 MAY 1996   7.2
     30 JUN 1996   7.8
     31 JUL 1996   8.4
     31 AUG 1996   8.0
     30 SEP 1996   8.1
     31 OCT 1996   8.5
     30 NOV 1996   9.0
     31 DEC 1996   9.3
     31 JAN 1997   9.7
     28 FEB 1997   9.4
     31 MAR 1997   8.9
     30 APR 1997   7.5
     31 MAY 1997   6.9
     30 JUN 1997   6.2
     31 JUL 1997   6.2
     31 AUG 1997   6.8
     30 SEP 1997   7.0
     31 OCT 1997   7.4
     30 NOV 1997   6.7
     31 DEC 1997   5.8
     31 JAN 1998   5.4
     28 FEB 1998   4.4
     31 MAR 1998   4.8
     30 APR 1998   5.3
     31 MAY 1998   5.4
     30 JUN 1998   4.4
     31 JUL 1998   4.2
     31 AUG 1998   4.6
     30 SEP 1998   3.4
     31 OCT 1998   3.5
     30 NOV 1998   2.6
     31 DEC 1998   2.9
     31 JAN 1999   3.9
     28 FEB 1999   3.8
     31 MAR 1999   4.2
     30 APR 1999   4.1
     31 MAY 1999   4.5
     30 JUN 1999   5.4
     31 JUL 1999   6.2
     31 AUG 1999   5.6
     30 SEP 1999   6.6
     31 OCT 1999   6.4
     30 NOV 1999   7.6
     31 DEC 1999   8.3
     31 JAN 2000   7.3
     29 FEB 2000   9.3
     31 MAR 2000   9.9
     30 APR 2000   9.4
     31 MAY 2000   9.7
     30 JUN 2000  10.7
     31 JUL 2000   9.4
     31 AUG 2000   8.0
     30 SEP 2000   8.2
     31 OCT 2000   7.3
     30 NOV 2000   6.6
     31 DEC 2000   5.3
     31 JAN 2001   5.4
     28 FEB 2001   3.6
     31 MAR 2001   1.7
     30 APR 2001   1.2
     31 MAY 2001   0.3
     30 JUN 2001  -2.2
     31 JUL 2001  -2.9
     31 AUG 2001  -2.7
     30 SEP 2001  -4.2
     31 OCT 2001  -6.1
     30 NOV 2001  -6.9
     31 DEC 2001  -7.6
     31 JAN 2002  -7.2
     28 FEB 2002  -6.6
     31 MAR 2002  -4.4

     *Source: ISI GROUP


     A recovery has begun in 2002 but evidence is now considerable that the recovery's pace has slowed. This slowdown evidence is coming just as the market consensus has swung to a stronger recovery view. ISI expects steady economic growth this year at 4.0% with more slippery conditions arising in early 2003. We also expect inflation to slow in 2002, while the consensus is worried about a pickup in inflation.


THE ECONOMY
     The evidence that the pace of the recovery is slowing comes from a broad cross-section of the economy. ISI's company surveys have been unchanged for the last seven weeks. Continued unemployment claims have reached a new high. Liquidity growth has turned negative (-2.7% vs. a 14.7% November peak). Consumer sentiment has ticked down, while the stock market has weakened again, not to mention copper and lumber. There are a number of temporary factors that lifted the economy earlier but are now behind us: tax cuts, zero interest rate auto financing, a warm winter, and surging home mortgage refinancing.


INFLATION SLOWS IN RECOVERIES
     Despite March's Producer Price Index acceleration, we still expect inflation to slow significantly over the next 12 months. Swings in growth lead swings in inflation by 12 months, so virtually all measures of inflation slow in recoveries. The dollar, which also leads inflation by 12 months, is up 4% year-over-year, which will reduce inflation by 0.4%. Productivity accelerates during recoveries at the same time compensation slows. As a result, unit labor costs slow sharply. Many inflation measures are slowing, such as the core Producer Price Index, average hourly earnings, and the core consumption price deflator. Global competition is intense, overcapacity is a problem in many industries (eg, retail and technology), and pricing power is virtually nonexistent. China's low-cost manufacturing machine is giving the world economy a deflationary bias, as is Japan's economy. As a result of a strong expansion and low inflation, ISI expects interest rates to fall for longer maturity Treasuries. We also expect the Federal Reserve to delay tightening rates until the fourth quarter.


CANADA

OVERVIEW
     In the first quarter, Canadian growth has shot up above US growth. This is likely to put pressure on the credit markets and the Central Bank to raise rates, while at the same time, it is likely to strengthen the currency.



--------------------------------------------------------------------------------
(1) Shading represents a recession.

--------------------------------------------------------------------------------
 OUTLOOK FOR NORTH AMERICA (CONTINUED)
--------------------------------------------------------------------------------


ECONOMIC OUTLOOK
     The Canadian economy is proving that it benefits more from a strong US economy than does the US itself. The reasons are that the US represents 85% of Canada's export market and that the US is ten times the size of Canada. According to Statistics Canada, 170,000 jobs were created in the first quarter of 2002, a major upside surprise, and hours worked surged at a 5.2% annual rate. By contrast, job growth in the US has recently been weaker than expected, allowing Canadian growth to shoot above US growth.

     Inflation is still below the Bank of Canada's official target of 2% but it has been edging up in recent months. The Canadian Consumer Price Index was up 1.6% (annual rate) in March. In December 2001, the annualized increase was 0.7%. Stronger than expected growth and higher inflation seems likely to put pressure on both the Canadian bond market and the Central Bank. On April 16th, the Bank of Canada increased its benchmark short-term rate by 25 basis points. Until then, the Canadian interest rate policy followed US policy.


THE CANADIAN CURRENCY
     The Canadian dollar's weakness has been a source of concern for the Canadian government and the Bank. The Finance Minister, Paul Martin, has said the currency weakness does not accurately reflect the strength of the Canadian economy, its healthy international trade position and current account payments surplus. With the recent stronger growth profile, the Canadian dollar has moved off its lows. Relative economic performance has been the best indicator for a currency's strength or weakness. ISI expects the Canadian dollar will firm a bit over the next several months as the economy performs better than expected.


CANADIAN DOLLAR WEEKLY SPOT RATE

[LINE GRAPH OMITTED]

30-MAR-01         1.5756%
6-APR-01          1.5647
13-APR-01         1.561
20-APR-01         1.545
27-APR-01         1.5423
4-MAY-01          1.5352
11-MAY-01         1.5504
18-MAY-01         1.5333
25-MAY-01         1.5455
1-JUN-01          1.536
8-JUN-01          1.5173
15-JUN-01         1.5238
22-JUN-01         1.522
29-JUN-01         1.5143
6-JUL-01          1.5226
13-JUL-01         1.5366
20-JUL-01         1.5433
27-JUL-01         1.5313
3-AUG-01          1.529
10-AUG-01         1.539
17-AUG-01         1.5431
24-AUG-01         1.5389
31-AUG-01         1.5512
7-SEP-01          1.5656
14-SEP-01         1.5641
21-SEP-01         1.5712
28-SEP-01         1.5792
5-OCT-01          1.562
12-OCT-01         1.563
19-OCT-01         1.5741
26-OCT-01         1.5768
2-NOV-01          1.5907
9-NOV-01          1.6028
16-NOV-01         1.5901
23-NOV-01         1.5991
30-NOV-01         1.573
7-DEC-01          1.5751
14-DEC-01         1.5599
21-DEC-01         1.5857
28-DEC-01         1.5906
4-JAN-02          1.5956
11-JAN-02         1.596
18-JAN-02         1.6135
25-JAN-02         1.6095
1-FEB-02          1.5913
8-FEB-02          1.599
15-FEB-02         1.5902
22-FEB-02         1.5965
1-MAR-02          1.5921
8-MAR-02          1.5865
15-MAR-02         1.5826
22-MAR-02         1.5772
29-MAR-02         1.5949

Source: Bloomberg

MEXICO

OVERVIEW
     Mexico, like the US, is pulling out of last year's recession. Manufacturing is turning up due to trade with the US. The bounce-back so far is slower than either the US or Canada because domestic demand is not participating in the early stages of the recovery. Domestic demand is likely to pick up later this year, pushing the Mexican's growth rate above its two trading partners.

     The political situation is functioning like a regular democracy. The three major parties are jockeying for mid-term election advantage. This will likely slow the rate of economic reform legislation until 2003.


THE ECONOMY
     Evidence indicates that industrial and manufacturing production is turning. For instance, manufacturing output fell only 2.8% in January after dropping 4.8% in December and 5% in September. Although

--------------------------------------------------------------------------------
 OUTLOOK FOR NORTH AMERICA (CONCLUDED)
--------------------------------------------------------------------------------

there are no output estimates for February, export performance indicates that this trend has continued. Data from the Social Security Institute (IMSS) on the number of insured workers indicate that the manufacturing sector is already rehiring workers.

     The recovery in the US economy--and, in particular, in its manufacturing sector--is pulling the Mexican economy out of recession.

     While manufacturing exports respond almost at once to higher demand, output takes longer to take off because inventory levels are being reduced as a first response.

     Overall, domestic demand has lagged behind the broader upturn, although indicators give contradictory readings. On the one side, wholesale sales fell by 10% in January on a 3-month-on-3-month comparison; while on the other, retail sales advanced 6% by a similar reckoning. Most indicators of domestic demand available through February (notably, unemployment, domestic sales of automobiles, and consumer goods imports) confirm the trend in wholesale sales, implying that domestic demand remains a drag on growth.

     So far, domestic demand has lagged manufacturing. Domestic demand should not take too long to join the recovery, however. Some pointers in that direction are:

     (1) EASIER EXTERNAL CONDITIONS. Capital inflows continue while domestic financing needs remain limited. These excess inflows are apt to boost asset prices and in turn domestic income. Although there is no direct data on recent capital inflows, a proxy estimate using the trade balance and change in reserves indicates that they have remained high, albeit down a bit since the Banamex-Citibank deal in late 2001. This may explain the increase in Mexican asset prices. Real interest rates in February were down to just half the level prevailing back in December 2000. In addition, the stock market is booming.

     (2) GREATER DOMESTIC CREDIT SUPPLY. So far, there is evidence of strong credit expansion to consumers, but this has been offset by shrinkage of credit to the business sector. With interest rates at historical lows and with growth recovering, credit supply should grow. Indeed, in this cycle, in contrast with previous ones, banks have been cautious and credit supply has not followed the fall in real rates. This is likely to change over the next six months.

     (3) HOUSING PROGRAM. Although the government has released some compulsory savings in order to finance mortgage loans, this has not yet delivered a stimulus to construction activity. One explanation is that construction activity, usually light at this time of year, typically peaks after the rainy season in June-July. Thus, the benefits of this program are apt to become apparent only in the second half of the year.

     The economy's performance should underpin the peso but cause interest rates to rise a bit over the next six months.


POLITICS
     The political process is diffusing power. That will slow the pace of economic reform legislation, especially now, right before the mid-term election. The benefits of a multi-power party sharing arrangement are significant. One benefit has been S&P's upgrading of Mexico's credit rating in contrast to so many problems in South America. Slowing the process after some reforms were legislated is actually a positive. In the past, with all the power in the President's office, decisions were made quickly with the result that damage could be extensive and the fix could take years. The privatization of the Banks under the Salinas government was one such "big" idea that went badly wrong and is only now, 10 years later, working itself out. A slower pace and more debate for "big" ideas is a plus for Mexico.

--------------------------------------------------------------------------------
 PERFORMANCE COMPARISON(1)
--------------------------------------------------------------------------------


ISI NORTH AMERICAN GOVERNMENT BOND FUND, LEHMAN BROTHERS INTERMEDIATE TREASURY INDEX, CONSUMER PRICE INDEX AND LEHMAN BROTHERS EMERGING AMERICAS INDEX: MEXICO SECTION GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)(2)

[LINE GRAPH OMITTED]

                  ISI NORTH                      LEHMAN BROTHERS               CONSUMER                  LEHMAN BROTHERS
                  AMERICAN GOVERNMENT            INTERMEDIATE                  PRICE                     EMERGING AMERICAS
                  BOND FUND                      TREASURY INDEX                INDEX                     INDEX: MEXICO SECTION
1/15/93           $10,000                        $10,000                       $10,000                   $10,000
1/31/93             9,990                         10,000                        10,000                    10,000
2/28/93            10,200                         10,149                        10,035                    10,351
3/31/93            10,218                         10,186                        10,070                    10,477
4/30/93            10,275                         10,266                        10,098                    10,714
5/31/93            10,334                         10,236                        10,112                    10,927
6/30/93            10,536                         10,387                        10,126                    11,716
7/31/93            10,720                         10,407                        10,126                    12,320
8/31/93            10,936                         10,564                        10,154                    12,828
9/30/93            10,928                         10,607                        10,175                    12,569
10/31/93           11,067                         10,632                        10,217                    13,386
11/30/93           10,963                         10,579                        10,224                    13,687
12/31/93           11,075                         10,623                        10,224                    14,636
1/31/94            11,262                         10,728                        10,252                    15,039
2/28/94            10,954                         10,578                        10,288                    14,151
3/31/94            10,501                         10,425                        10,323                    13,796
4/30/94            10,512                         10,358                        10,337                    13,498
5/31/94            10,435                         10,366                        10,344                    14,038
6/30/94            10,345                         10,368                        10,379                    13,430
7/31/94            10,447                         10,503                        10,407                    13,772
8/31/94            10,629                         10,533                        10,449                    13,999
9/30/94            10,584                         10,447                        10,477                    13,724
10/31/94           10,515                         10,450                        10,484                    13,583
11/30/94           10,538                         10,402                        10,498                    13,700
12/31/94            9,674                         10,436                        10,498                    12,028
1/31/95             9,557                         10,605                        10,540                    11,309
2/28/95             9,782                         10,807                        10,582                    10,318
3/31/95             9,628                         10,867                        10,617                     9,167
4/30/95             9,952                         10,992                        10,652                    10,184
5/31/95            10,374                         11,303                        10,673                    10,536
6/30/95            10,508                         11,377                        10,694                    11,125
7/31/95            10,495                         11,382                        10,694                    11,463
8/31/95            10,656                         11,474                        10,722                    11,504
9/30/95            10,805                         11,550                        10,743                    11,361
10/31/95           10,855                         11,679                        10,778                    11,385
11/30/95           10,982                         11,822                        10,771                    11,526
12/31/95           11,185                         11,940                        10,764                    12,066
1/31/96            11,275                         12,043                        10,828                    13,069
2/29/96            10,915                         11,914                        10,863                    12,507
3/31/96            10,877                         11,856                        10,919                    12,527
4/30/96            10,851                         11,821                        10,961                    12,895
5/31/96            10,904                         11,815                        10,982                    13,595
6/30/96            11,037                         11,933                        10,989                    13,965
7/31/96            11,105                         11,969                        11,010                    13,395
8/31/96            11,130                         11,984                        11,031                    13,765
9/30/96            11,415                         12,137                        11,066                    17,293
10/31/96           11,755                         12,336                        11,101                    17,440
11/30/96           12,098                         12,484                        11,122                    17,894
12/31/96           11,878                         12,416                        11,122                    14,861
1/31/97            11,878                         12,462                        11,157                    15,830
2/28/97            11,892                         12,480                        11,192                    15,615
3/31/97            11,736                         12,407                        11,220                    13,754
4/30/97            11,893                         12,546                        11,234                    14,421
5/31/97            12,051                         12,643                        11,227                    15,000
6/30/97            12,224                         12,751                        11,241                    15,560
7/31/97            12,777                         12,989                        11,255                    16,515
8/31/97            12,573                         12,937                        11,276                    15,953
9/30/97            12,838                         13,078                        11,304                    17,076
10/31/97           12,957                         13,232                        11,332                    16,396
11/30/97           13,077                         13,262                        11,325                    16,708
12/31/97           13,303                         13,371                        11,311                    17,112
1/31/98            13,424                         13,550                        11,332                    17,559
2/28/98            13,393                         13,532                        11,353                    17,599
3/31/98            13,456                         13,573                        11,374                    18,219
4/30/98            13,517                         13,637                        11,396                    18,336
5/31/98            13,595                         13,732                        11,417                    18,147
6/30/98            13,752                         13,824                        11,431                    18,067
7/31/98            13,768                         13,878                        11,445                    18,697
8/31/98            14,006                         14,152                        11,459                    15,671
9/30/98            14,344                         14,494                        11,473                    15,868
10/31/98           14,246                         14,523                        11,501                    16,221
11/30/98           14,376                         14,469                        11,501                    17,257
12/31/98           14,425                         14,524                        11,494                    17,732
1/31/99            14,475                         14,587                        11,522                    17,467
2/28/99            14,140                         14,374                        11,536                    18,013
3/31/99            14,258                         14,470                        11,571                    18,911
4/30/99            14,377                         14,511                        11,655                    19,369
5/31/99            14,137                         14,418                        11,655                    18,683
6/30/99            14,155                         14,444                        11,655                    18,863
7/31/99            14,137                         14,458                        11,690                    18,976
8/31/99            14,120                         14,487                        11,718                    19,033
9/30/99            14,227                         14,600                        11,774                    19,228
10/31/99           14,209                         14,619                        11,795                    19,854
11/30/99           14,245                         14,625                        11,802                    20,248
12/31/99           14,191                         14,584                        11,802                    20,740
1/31/00            14,300                         14,544                        11,837                    21,855
2/29/00            14,594                         14,658                        11,907                    22,483
3/31/00            14,945                         14,844                        12,006                    23,990
4/30/00            14,870                         14,834                        12,013                    23,595
5/31/00            14,852                         14,896                        12,027                    22,653
6/30/00            15,021                         15,111                        12,090                    23,023
7/31/00            15,269                         15,213                        12,118                    23,933
8/31/00            15,518                         15,371                        12,118                    24,281
9/30/00            15,460                         15,490                        12,181                    23,815
10/31/00           15,577                         15,592                        12,202                    23,713
11/30/00           15,911                         15,818                        12,209                    23,787
12/31/00           16,189                         16,081                        12,202                    20,341
1/31/01            16,269                         16,271                        12,279                    21,617
2/28/01            16,470                         16,420                        12,328                    21,772
3/31/01            16,551                         16,550                        12,356                    16,793
4/30/01            16,428                         16,485                        12,405                    17,072
5/31/01            16,530                         16,552                        12,466                    18,004
6/30/01            16,633                         16,612                        12,482                    18,504
7/31/01            16,988                         16,913                        12,447                    18,348
8/31/01            17,241                         17,060                        12,447                    19,071
9/30/01            17,263                         17,413                        12,503                    18,481
10/31/01           17,860                         17,678                        12,461                    18,019
11/30/01           17,409                         17,478                        12,440                    18,732
12/31/01           17,300                         17,394                        12,391                    18,818
1/31/02            17,409                         17,453                        12,419                    19,074
2/28/02            17,540                         17,586                        12,468                    19,377
3/31/02            17,275                         17,317                        12,539                    19,974

                                                    Cumulative Total Returns              Average Annual Total Returns
   Periods Ended                      1 Year   3 Years    5 Years      Since     1 Year   3 Years    5 Years     Since
   March 31, 2002                                                Inception(2)                             Inception(2)
----------------------------------------------------------------------------------------------------------------------
 ISI North American Government
   Bond Fund                           4.38%    21.16%     47.19%      72.75%     4.38%     6.61%      8.04%     6.12%
----------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate
   Treasury Index(3)                   4.63%    19.67%     39.58%      73.17%     4.63%     6.17%      6.90%     6.17%
----------------------------------------------------------------------------------------------------------------------
 Consumer Price Index(4)               1.48%     8.36%     11.75%      25.39%     1.48%     2.71%      2.25%     2.50%
----------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Emerging
   Americas Index: Mexico Section(5)  15.24%     1.58%     36.43%      96.75%    15.24%     0.52%      6.41%     7.59%
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on a fund distribution or the redemption of fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

(2) The Fund's inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

(3) The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

(4) The Consumer Price Index is a widely used measure of inflation. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

(5) Lehman Brothers Emerging Americas Index: Mexico Section is an unmanaged sub-index of the Lehman Brothers Emerging Markets Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.

--------------------------------------------------------------------------------
 ADDITIONAL PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the Fund's performance to that of an appropriate market index. This graph must measure the growth of a $10,000 hypothetical investment from the Fund's inception through the most recent fiscal year. The SEC also requires that we report the Fund's total return, according to a standardized formula, for various time periods through the end of the most recent fiscal year.

     Both the line graph and the SEC standardized total return figures include the impact of the 3.00% maximum initial sales charge for the ISI Shares. Returns would be higher for investors who qualified for a lower initial sales charge.

     While the graph and total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund is adjusted for sales charges and expenses while the total return of the indices are not. In fact if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

--------------------------------------------------------------------------------
 ADDITIONAL PERFORMANCE INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

ISI NORTH AMERICAN GOVERNMENT BOND FUND, LEHMAN BROTHERS INTERMEDIATE TREASURY INDEX, CONSUMER PRICE INDEX AND LEHMAN BROTHERS EMERGING AMERICAS INDEX: MEXICO SECTION GROWTH OF A $10,000 INVESTMENT (SINCE INCEPTION)(2)

[LINE GRAPH OMITTED]

                   ISI North           Lehman         Consumer   Lehman Brothers Emerging
                    American        Intermediate       Price         Americas Index:
                Government Bond    Treasury Index      Index         Mexico Section
1/15/93             $ 9,690           $10,000         $10,000           $10,000
1/31/93               9,690            10,000          10,000            10,000
2/28/93               9,894            10,149          10,035            10,351
3/31/93               9,911            10,186          10,070            10,477
4/30/93               9,967            10,266          10,098            10,714
5/31/93              10,024            10,236          10,112            10,927
6/30/93              10,220            10,387          10,126            11,716
7/31/93              10,398            10,407          10,126            12,320
8/31/93              10,608            10,564          10,154            12,828
9/30/93              10,600            10,607          10,175            12,569
10/31/93             10,735            10,632          10,217            13,386
11/30/93             10,634            10,579          10,224            13,687
12/31/93             10,743            10,623          10,224            14,636
1/31/94              10,924            10,728          10,252            15,039
2/28/94              10,625            10,578          10,288            14,151
3/31/94              10,186            10,425          10,323            13,796
4/30/94              10,197            10,358          10,337            13,498
5/31/94              10,122            10,366          10,344            14,038
6/30/94              10,035            10,368          10,379            13,430
7/31/94              10,134            10,503          10,407            13,772
8/31/94              10,310            10,533          10,449            13,999
9/30/94              10,266            10,447          10,477            13,724
10/31/94             10,200            10,450          10,484            13,583
11/30/94             10,222            10,402          10,498            13,700
12/31/94              9,384            10,436          10,498            12,028
1/31/95               9,270            10,605          10,540            11,309
2/28/95               9,489            10,807          10,582            10,318
3/31/95               9,339            10,867          10,617             9,167
4/30/95               9,653            10,992          10,652            10,184
5/31/95              10,063            11,303          10,673            10,536
6/30/95              10,193            11,377          10,694            11,125
7/31/95              10,180            11,382          10,694            11,463
8/31/95              10,336            11,474          10,722            11,504
9/30/95              10,481            11,550          10,743            11,361
10/31/95             10,529            11,679          10,778            11,385
11/30/95             10,653            11,822          10,771            11,526
12/31/95             10,849            11,940          10,764            12,066
1/31/96              10,937            12,043          10,828            13,069
2/29/96              10,588            11,914          10,863            12,507
3/31/96              10,551            11,856          10,919            12,527
4/30/96              10,525            11,821          10,961            12,895
5/31/96              10,577            11,815          10,982            13,595
6/30/96              10,706            11,933          10,989            13,965
7/31/96              10,772            11,969          11,010            13,395
8/31/96              10,796            11,984          11,031            13,765
9/30/96              11,073            12,137          11,066            17,293
10/31/96             11,402            12,336          11,101            17,440
11/30/96             11,735            12,484          11,122            17,894
12/31/96             11,522            12,416          11,122            14,861
1/31/97              11,522            12,462          11,157            15,830
2/28/97              11,535            12,480          11,192            15,615
3/31/97              11,384            12,407          11,220            13,754
4/30/97              11,536            12,546          11,234            14,421
5/31/97              11,689            12,643          11,227            15,000
6/30/97              11,857            12,751          11,241            15,560
7/31/97              12,394            12,989          11,255            16,515
8/31/97              12,196            12,937          11,276            15,953
9/30/97              12,453            13,078          11,304            17,076
10/31/97             12,568            13,232          11,332            16,396
11/30/97             12,685            13,262          11,325            16,708
12/31/97             12,904            13,371          11,311            17,112
1/31/98              13,021            13,550          11,332            17,559
2/28/98              12,991            13,532          11,353            17,599
3/31/98              13,052            13,573          11,374            18,219
4/30/98              13,111            13,637          11,396            18,336
5/31/98              13,187            13,732          11,417            18,147
6/30/98              13,339            13,824          11,431            18,067
7/31/98              13,355            13,878          11,445            18,697
8/31/98              13,586            14,152          11,459            15,671
9/30/98              13,914            14,494          11,473            15,868
10/31/98             13,819            14,523          11,501            16,221
11/30/98             13,945            14,469          11,501            17,257
12/31/98             13,992            14,524          11,494            17,732
1/31/99              14,041            14,587          11,522            17,467
2/28/99              13,716            14,374          11,536            18,013
3/31/99              13,830            14,470          11,571            18,911
4/30/99              13,946            14,511          11,655            19,369
5/31/99              13,713            14,418          11,655            18,683
6/30/99              13,730            14,444          11,655            18,863
7/31/99              13,713            14,458          11,690            18,976
8/31/99              13,696            14,487          11,718            19,033
9/30/99              13,800            14,600          11,774            19,228
10/31/99             13,783            14,619          11,795            19,854
11/30/99             13,818            14,625          11,802            20,248
12/31/99             13,765            14,584          11,802            20,740
1/31/00              13,871            14,544          11,837            21,855
2/29/00              14,156            14,658          11,907            22,483
3/31/00              14,497            14,844          12,006            23,990
4/30/00              14,424            14,834          12,013            23,595
5/31/00              14,406            14,896          12,027            22,653
6/30/00              14,570            15,111          12,090            23,023
7/31/00              14,811            15,213          12,118            23,933
8/31/00              15,052            15,371          12,118            24,281
9/30/00              14,996            15,490          12,181            23,815
10/31/00             15,110            15,592          12,202            23,713
11/30/00             15,434            15,818          12,209            23,787
12/31/00             15,703            16,081          12,202            20,341
1/31/01              15,781            16,271          12,279            21,617
2/28/01              15,976            16,420          12,328            21,772
3/31/01              16,054            16,550          12,356            16,793
4/30/01              15,935            16,485          12,405            17,072
5/31/01              16,034            16,552          12,466            18,004
6/30/01              16,134            16,612          12,482            18,504
7/31/01              16,478            16,913          12,447            18,348
8/31/01              16,724            17,060          12,447            19,071
9/30/01              16,745            17,413          12,503            18,481
10/31/01             17,324            17,678          12,461            18,019
11/30/01             16,887            17,478          12,440            18,732
12/31/01             16,781            17,394          12,391            18,818
1/31/02              16,887            17,453          12,419            19,074
2/28/02              17,014            17,586          12,468            19,377
3/31/02              16,757            17,317          12,539            19,974

-------------------------------------------------------------------------------
                                                Average Annual Total Returns(1)
   Periods Ended                              1 Year     5 Years          Since
   March 31, 2002                                                  Inception(2)
-------------------------------------------------------------------------------
 ISI North American Government Bond Fund       1.24%       7.38%          5.77%
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and includes the impact of the Fund's 3.00% sales charge. Performance does not reflect the deduction of taxes that a shareholder would pay on a fund distribution or the redemption of fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

(2) The Fund's inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.

(3) The  Lehman  Brothers  Intermediate  Treasury  Index is an  unmanaged  index
    reflecting   the   performance   of   US   Treasury    securities   in   the
    intermediate-term Treasury sector.

(4) The Consumer Price Index is a widely used measure of inflation.

(5) Lehman Brothers Emerging Americas Index: Mexico Section is an unmanaged sub-index of the Lehman Brothers Emerging Markets Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                                                                           MARCH 31, 2002


                                                     INTEREST        MATURITY             PAR              MARKET
SECURITY                                               RATE            DATE             VALUE(1)            VALUE
-----------------------------------------------------------------------------------------------------------------
CANADIAN SECURITIES--2.45%
Canadian Government Bond                               6.00%         6/01/11          C 8,500,000     $  5,409,658
                                                                                                      ------------
   TOTAL CANADIAN SECURITIES
      (Cost $5,541,671) ............................................................................     5,409,658
                                                                                                      ------------
MEXICAN SECURITIES--14.21%
Mexican Bono                                           14.00         9/02/04          P71,038,100        8,756,069
Mexican Cetes(2)                                        7.10(3)      5/16/02           52,683,020        5,797,021
Mexican Cetes(2)                                        7.55(3)      7/11/02           28,197,370        3,065,327
Mexican Cetes(2)                                        7.55(3)     10/31/02           64,584,540        6,863,104
Mexican Cetes(2)                                        7.95(3)     12/26/02           65,549,050        6,868,730
                                                                                                      ------------
   TOTAL MEXICAN SECURITIES
      (Cost $30,426,532) ...........................................................................    31,350,251
                                                                                                      ------------

US SECURITIES--69.69%
US Treasury Bond                                        4.00         4/30/03          $23,500,000       23,804,771
US Treasury Bond                                        5.00         8/15/11            5,000,000        4,837,110
US Treasury Bond                                       9.875        11/15/15            4,500,000        6,180,471
US Treasury Bond                                       8.875         2/15/19           14,100,000       18,343,226
US Treasury Bond                                        8.50         2/15/20            7,500,000        9,522,660
US Treasury Bond                                       7.875         2/15/21            6,750,000        8,135,863
US Treasury Bond                                       8.125         8/15/21            5,900,000        7,292,955
US Treasury Bond                                        8.00        11/15/21            3,750,000        4,591,991
US Treasury Bond                                        7.25         8/15/22            8,000,000        9,137,504
US Treasury Bond                                       7.125         2/15/23            2,500,000        2,821,485
US Treasury Note                                        4.75         1/31/03           15,300,000       15,574,926
US Treasury Note                                        3.25        12/31/03           14,800,000       14,730,632
US Treasury Note                                        6.00         8/15/04           10,000,000       10,467,190
US Treasury Note                                       5.875        11/15/04           10,000,000       10,439,060
US Treasury STRIP(4)                                   6.293(3,4)    5/15/17           20,000,000        7,882,660
                                                                                                      ------------
   TOTAL US SECURITIES
      (Cost $160,385,002) ..........................................................................   153,762,504
                                                                                                      ------------
CORPORATE OBLIGATIONS--1.33%
General Electric Capital Corp.                         5.875         2/15/12          $ 3,000,000        2,928,564
                                                                                                      ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $2,986,689) ............................................................................     2,928,564
                                                                                                      ------------


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)                                                                 MARCH 31, 2002


                                                                                                         MARKET
SECURITY                                                                                                  VALUE
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--10.49%
     GOLDMAN SACHS & CO.,
        Dated  3/28/02, 1.75%, principal and interest in the amount of
        $23,143,499 due 4/1/02, collateralized by US Treasury Bond, par value of
        $17,284,000, coupon rate 9.125%, due 5/15/18 with a
        market value of $23,602,279. ...............................................................  $ 23,139,000
                                                                                                      ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $23,139,000) ...........................................................................    23,139,000
                                                                                                      ------------
TOTAL INVESTMENTS--98.17%
      (Cost $222,478,894)(5) .......................................................................   216,589,977
OTHER ASSETS IN EXCESS OF LIABILITIES--1.83% .......................................................     4,039,271
                                                                                                      ------------
NET ASSETS--100.00% ................................................................................  $220,629,248
                                                                                                      ============


--------------------------------------------------------------------------------
(1) Par value is shown in local currency:  Canadian  dollars (C),  Mexican pesos
    (P) and US dollars ($).
(2) Cetes are short-term Mexican government debt securities.
(3) Yield as of March 31, 2002.
(4) Includes principal of underlying security only.
(5) Also aggregate cost for federal tax purposes.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES



                                                                                       MARCH 31, 2002
-----------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (cost $222,478,894) .........................................  $216,589,977
    Cash(1) ...........................................................................        56,983
    Receivable for capital shares sold ................................................     2,388,334
    Interest receivable ...............................................................     1,911,765
    Prepaid expenses and other ........................................................        24,108
                                                                                         ------------
       Total assets ...................................................................   220,971,167
                                                                                         ------------
LIABILITIES:
    Advisory fees payable .............................................................        73,592
    Distribution fees payable .........................................................        73,592
    Payable for capital shares redeemed ...............................................        73,159
    Transfer agent fees payable .......................................................        25,027
    Administration fees payable .......................................................        15,995
    Dividend payable ..................................................................        12,671
    Accounting fees payable ...........................................................         7,693
    Custody fees payable ..............................................................         2,292
    Accrued expenses and other ........................................................        57,898
                                                                                         ------------
       Total liabilities ..............................................................       341,919
                                                                                         ------------
Net assets ............................................................................  $220,629,248
                                                                                         ============
COMPOSITION OF NET ASSETS:
    Paid-in capital ...................................................................  $226,535,559
    Distributions in excess of net investment income ..................................       (18,133)
    Net unrealized depreciation on investments and foreign currencies .................    (5,888,178)
                                                                                         ------------
Net assets ............................................................................  $220,629,248
                                                                                         ============
NET ASSET VALUE PER SHARE:
    ($220,629,248 / 28,297,118 shares outstanding) ...........................................  $7.80
                                                                                                =====
MAXIMUM OFFERING PRICE PER SHARE:
    ($7.80 / .970) ...........................................................................  $8.04
                                                                                                =====

--------------------------------------------------------------------------------
(1) Includes foreign cash of $42,295 with a cost of $42,291.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS


                                                                                       FOR THE
                                                                                      YEAR ENDED
                                                                                    MARCH 31, 2002
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest ....................................................................      $ 9,512,040
                                                                                       -----------
EXPENSES:
    Investment advisory fees ....................................................          663,125
    Distribution fees ...........................................................          663,125
    Administration fees .........................................................          151,270
    Transfer agent fees .........................................................          134,282
    Accounting fees .............................................................           81,934
    Professional fees ...........................................................           57,846
    Registration fees ...........................................................           43,977
    Custody fees ................................................................           31,528
    Printing and shareholder reports ............................................           28,309
    Directors' fees .............................................................           14,913
    Miscellaneous ...............................................................            4,083
                                                                                       -----------
       Total expenses ...........................................................        1,874,392
                                                                                       -----------
    Net investment income .......................................................        7,637,648
                                                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCIES:
    Net realized gain from:
       Investment transactions ..................................................        4,545,129
       Foreign currency transactions ............................................          721,975
    Net change in unrealized appreciation/depreciation on investments
       and foreign currencies ...................................................       (7,138,087)
                                                                                       -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FOREIGN CURRENCIES .......................................................       (1,870,983)
                                                                                       -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................      $ 5,766,665
                                                                                       ===========




                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 FOR THE YEARS ENDED MARCH 31,
                                                                              ----------------------------------
                                                                                    2002                2001
----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment income ...................................................  $  7,637,648         $  4,833,838
    Net realized gain from investment and
       foreign currency transactions ........................................     5,267,104            1,870,087
    Net change in unrealized appreciation/depreciation on
       investments and foreign currencies ...................................    (7,138,087)           2,716,921
                                                                               ------------         ------------
    Net increase in net assets from operations ..............................     5,766,665            9,420,846
                                                                               ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ...................................................    (8,359,623)          (4,833,838)
    Distribution in excess of net investment income .........................       (12,671)             (78,123)
    Return of capital .......................................................    (1,611,215)          (1,282,349)
    Short-term capital gains ................................................    (3,368,968)            (765,170)
    Long-term capital gains .................................................    (1,176,161)            (602,463)
                                                                               ------------         ------------
    Total distributions .....................................................   (14,528,638)          (7,561,943)
                                                                               ------------         ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares ............................................   121,835,448           60,681,520
    Dividend reinvestments ..................................................     7,703,881            3,786,500
    Cost of shares redeemed .................................................   (17,593,303)         (10,579,028)
                                                                               ------------         ------------
    Net increase in net assets from
       capital share transactions ...........................................   111,946,026           53,888,992
                                                                               ------------         ------------
    Total increase in net assets ............................................   103,184,053           55,747,895
NET ASSETS:
    Beginning of year .......................................................   117,445,195           61,697,300
                                                                               ------------         ------------
    End of year (including distributions in excess of net investment
       income of $18,133 and $5,462, respectively) ..........................  $220,629,248         $117,445,195
                                                                               ============         ============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 NORTH AMERICAN GOVERNMENT BOND FUND, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                          FOR THE YEARS ENDED MARCH 31,
                                                       ---------------------------------------------------------------
                                                            2002         2001         2000         1999        1998
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE:
    Net asset value, beginning of year ..............     $ 8.17       $ 8.07       $ 8.42       $ 8.74       $ 8.29
                                                          ------       ------       ------       ------       ------
INCOME FROM INVESTMENT
   OPERATIONS:
    Net investment income ...........................       0.38         0.44         0.49         0.60         0.61
    Net realized and unrealized gain
       (loss) on investments and
       foreign currencies ...........................      (0.03)        0.38        (0.12)       (0.09)        0.56
                                                          ------       ------       ------       ------       ------
    Total from investment operations ................       0.35         0.82         0.37         0.51         1.17
                                                          ------       ------       ------       ------       ------
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income
       and short-term capital gains .................      (0.58)       (0.53)       (0.49)       (0.60)       (0.67)
    Distribution in excess of net
       investment income ............................         --(2)     (0.01)          --           --        (0.05)
    Distribution from long-term
       capital gains ................................      (0.06)       (0.06)          --        (0.23)          --
    Return of capital ...............................      (0.08)       (0.12)       (0.23)          --           --
                                                          ------       ------       ------       ------       ------
    Total distributions .............................      (0.72)       (0.72)       (0.72)       (0.83)       (0.72)
                                                          ------       ------       ------       ------       ------
    Net asset value, end of year ....................     $ 7.80       $ 8.17       $ 8.07      $  8.42       $ 8.74
                                                          ======       ======       ======      =======       ======
TOTAL RETURN(1) .....................................       4.38%       10.74%        4.82%        5.96%       14.65%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of year (000s) ..................   $220,629     $117,445      $61,697      $55,891      $52,018
    Ratios to average daily net assets:
       Net investment income ........................       4.60%        5.62%        5.59%        5.79%        7.17%
       Expenses after waivers and/or
         reimbursements .............................       1.13%        1.24%        1.25%        1.25%        1.25%
       Expenses before waivers and/or
         reimbursements .............................       1.13%        1.24%        1.41%        1.42%        1.28%
    Portfolio turnover rate .........................        136%          89%          32%         173%         125%

--------------------------------------------------------------------------------
(1) Total return excludes the effect of sales charges.
(2) Less than $0.01 per share.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES--North American Government Bond Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a non-diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

     The Fund offers one class of shares to investors: ISI Shares. ISI Shares have a maximum front-end sales charge of 3.00%.

     The investment objective of the Fund is to seek a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

     VALUATIONS OF SECURITIES--The Fund values its investments at market value.

     When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund's net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices.

     When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On March 31, 2002, there were no fair valued securities.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

     Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

     DISTRIBUTIONS--The Fund pays monthly dividends from its net investment income at a rate approved by the Fund's Board of Directors. To the extent that the Fund's net investment income and short-term capital gains are less than the approved rate, the Fund may pay some of its dividends from long-term capital gains or as a return of shareholder capital. An additional distribution of net realized short-term and long-term capital gains earned by the Fund, if any, will be made annually to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

     FEDERAL INCOME TAXES--It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

     FOREIGN CURRENCY TRANSLATION--The Fund maintains its accounting records in US dollars. The Fund determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     Net realized gains and losses on foreign currency transactions shown on the Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

     FORWARD FOREIGN CURRENCY CONTRACTS--The Portfolio may use forward foreign currency contracts to manage foreign exchange rate risk. The Portfolio may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

     The Portfolio determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. On March 31, 2002, there were no forward foreign currency contracts.

     REPURCHASE AGREEMENTS--The Fund may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

     ESTIMATES--In   preparing  its  financial  statements  in  conformity  with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

B. FEES AND TRANSACTIONS WITH AFFILIATES--International Strategy & Investment, Inc. ('ISI') is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.40%.

     The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund through July 31, 2002, to the extent necessary, to limit all expenses to 1.25% of the average daily net assets of the Fund.

     Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator its allocated share of an annual fee based on the combined average daily net assets of the ISI Funds, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million and 0.03% of the amount in excess of $500 million.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

     Deutsche Bank Trust Company Americas (formerly, Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

     ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the ISI Shares. The Fund pays ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.40% of the ISI Shares' average daily net assets.

C. CAPITAL SHARE TRANSACTIONS--The Fund is authorized to issue up to 55 million shares of $.001 par value capital stock. Transactions in capital shares were as follows:

                             FOR THE                  FOR THE
                          YEAR ENDED               YEAR ENDED
                      MARCH 31, 2002           MARCH 31, 2001
             ------------------------------------------------
                 SHARES       AMOUNT      SHARES       AMOUNT
             ---------- ------------  ---------- ------------
Sold         15,153,019 $121,835,448   7,571,029 $ 60,681,520
Reinvested      959,827    7,703,881     473,005    3,786,500
Redeemed     (2,189,379) (17,593,303) (1,318,937) (10,579,028)
             ---------- ------------  ---------- ------------
Net increase 13,923,467 $111,946,026   6,725,097 $ 53,888,992
             ========== ============  ========== ============

D. PURCHASES AND SALES OF INVESTMENT SECURITIES--The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended March 31, 2002, were $18,712,474 and $29,831,419, respectively. Purchases and sales of long-term US government obligations aggregate $235,632,123 and $133,091,616, respectively.

E. FEDERAL INCOME TAXES--At March 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain
     (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from reclassification of foreign currency transactions. These reclassifications resulted in the following increases/(decreases) in the components of net assets:


      UNDISTRIBUTED        ACCUMULATED
     NET INVESTMENT                NET         PAID IN
             INCOME     REALIZED GAINS         CAPITAL
     --------------     -------------          -------
           $721,975         $(721,975)             $--

     At March 31, 2002, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $1,064,049 and $6,952,966, respectively.

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from Generally Accepted Accounting Principles.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

     Distributions during the year ended March 31, 2002 were characterized as follows for tax purposes:

     Ordinary income                      $11,741,262
     Return of capital                    $ 1,611,215
     Long-term capital gains              $ 1,176,161

     At March 31, 2002, the components of distributable earnings on a tax basis were as follows:

     Unrealized appreciation/
       (depreciation)                    $(5,888,178)

F.   MARKET  AND CREDIT  RISK--Investing  in  Canadian  and  Mexican  government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by international organizations may be affected by adverse international political and economic developments that may not impact the value of US government securities.

G. CHANGE IN ACCOUNTANTS--Effective October 4, 2001, the Fund replaced Deloitte & Touche ("D & T") with Ernst & Young LLP as the Fund's independent auditors by action of the Fund's Board of Directors and upon the recommendation of the Audit and Compliance Committee of the Board. D & T's reports on the Fund's financial statements for the fiscal years ended March 31, 2000 and March 31, 2001 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to the uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended March 31, 2000 and March 31, 2001 and the interim period commencing April 1, 2001 and ending October 3, 2001, (i) there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of disagreements in connection with its report on the Fund's financial statements for such year, and (ii) there were no "reportable events" of the kind described in
     Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
North American Government Bond Fund, Inc.

     We have audited the accompanying statement of assets and liabilities of North American Government Bond Fund, Inc. (the "Fund"), including the schedule of investments, as of March 31, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of the Fund for the year ended March 31, 2001 and the financial highlights for years presented through March 31, 2001 were audited by other auditors whose reports dated April 27, 2001 and April 30, 1999, respectively, expressed unqualified opinions on those financial statements and financial highlights.

     We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North American Government Bond Fund, Inc. at March 31, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.



/S/SIGNATURE

Philadelphia, Pennsylvania
April 26, 2002


--------------------------------------------------------------------------------
 TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------

     The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Fund's distributions to shareholders included $1,176,161 from long-term capital gains, all of which is taxable at the 20% capital gains rate.

     Of the ordinary dividends made during the fiscal year ended March 31, 2002, 41.65% has been derived from investments in US Treasury and other direct USGovernment Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------
 FUND DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                                                                           NUMBER OF FUNDS
                                                                                           IN THE FUND
NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
POSITION WITH THE FUND(1)         DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY DIRECTOR(2)
-------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                Private Equity Investor (1997 to present);               4
5/27/37                           Director, Soundview Technology Group, Inc.
Director since 1998.              (investment banking) (July 1998 to present),
                                  Corvis Corporation, (optical networks) (July 2000
                                  to present), The Nevis Fund (registered investment
                                  company) (July 1999 to present), Brown Investment
                                  Advisory & Trust Company (February 2001 to
                                  present) and certain funds in the Deutsche Asset
                                  Management Family of Funds (registered investment
                                  companies) (March 1998 to present). Formerly,
                                  Director, Circon Corp. (medical instruments)
                                  (November 1998-January 1999); President and Chief
                                  Executive Officer, The National Association of
                                  Securities Dealers, Inc. and The NASDAQ Stock
                                  Market, Inc., (1987-1997); Director, Flag
                                  Investors Emerging Growth Fund, Inc. (now known as
                                  Emerging Growth Fund, Inc.) and Flag Investors
                                  Short-Intermediate Income Fund, Inc. (now known as
                                  Short-Intermediate Income Fund, Inc.) (registered
                                  investment companies), (resigned 2000); Chief
                                  Operating Officer of Alex. Brown & Sons
                                  Incorporated (now Deutsche Bank Securities Inc.)
                                  (1985-1987) and General Partner, Alex. Brown &
                                  Sons Incorporated (now Deutsche Bank Securities
                                  Inc.) (1976-1985).

-------------------------------------------------------------------------------------------------------------
Louis E. Levy                     Director, Household International (banking and           4
11/16/32                          finance) (1992 to present) and certain funds in
Director since 1994.              the Deutsche Asset Management Family of Funds
                                  (registered investment companies) (1994 to
                                  present). Formerly, Chairman of the Quality
                                  Control Inquiry Committee, American Institute of
                                  Certified Public Accountants (1992-1998); Trustee,
                                  Merrill Lynch Funds for Institutions (1991-1993);
                                  Adjunct Professor, Columbia University--Graduate
                                  School of Business (1991-1992); Director,
                                  Kimberly-Clark Corporation, (personal consumer
                                  products) (retired 2000) and Partner, KPMG Peat
                                  Marwick, (retired 1990).

-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

                                                                                           NUMBER OF FUNDS
                                                                                           IN THE FUND
NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
POSITION WITH THE FUND(1)           DIRECTORSHIPS DURING THE PAST 5 YEARS                  BY DIRECTOR(2)
-------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
-------------------------------------------------------------------------------------------------------------
Carl W. Vogt                      Of Counsel, Fulbright & Jaworski, L.L.P. (law)           4
4/20/36                           (2002 to present); Director, Yellow Corporation
Director since 1998.              (trucking) (1996 to present), American Science &
                                  Engineering (x-ray detection equipment) (1997 to
                                  present) and certain funds in the Deutsche Asset
                                  Management Family of Funds (registered investment
                                  companies) (2000 to present). Formerly, Chairman
                                  and Member, National Transportation Safety Board
                                  (1992-1994); Director, National Railroad Passenger
                                  Corporation (Amtrak) (1991-1992); Member, Aviation
                                  System Capacity Advisory Committee (Federal
                                  Aviation Administration); President (interim) of
                                  Williams College (1999-2000); President, certain
                                  funds in the Deutsche Asset Management Family of
                                  Funds (formerly, Flag Investors Family of Funds)
                                  (registered investment companies) (1999-2000); and
                                  Senior Partner, Fulbright and Jaworski, L.L.P.
                                  (law), retired December 31, 2001.

-------------------------------------------------------------------------------------------------------------

                                                                                           NUMBER OF FUNDS
                                                                                           IN THE FUND
NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND                                  COMPLEX OVERSEEN
POSITION WITH THE FUND(1)         DIRECTORSHIPS DURING THE PAST 5 YEARS                    BY DIRECTOR(2)
-------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
-------------------------------------------------------------------------------------------------------------
Edward S. Hyman                   Chairman, International Strategy & Investment Inc.       4
4/8/45                            (registered investment advisor) (April 1991 to
Director since 1992.              present); Chairman and President, International
                                  Strategy and Investment Group Inc. (registered
                                  investment advisor and broker-dealer) (1991 to
                                  present).

-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------


NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND
POSITION WITH THE FUND(1)         DIRECTORSHIPS DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------
R. Alan Medaugh                   President, International Strategy & Investment Inc.
8/20/43                           (registered investment advisor) (1991 to present).
President since 1992.             Formerly, Director, International Strategy & Investment
                                  Group, Inc. (1991-1999).
-------------------------------------------------------------------------------------------
Nancy Lazar                       Executive Vice President and Secretary, International
8/1/57                            Strategy & Investment Inc. (registered investment
Vice President since 1992.        advisor) (April 1991 to present).
-------------------------------------------------------------------------------------------
Carrie L. Butler                  Managing Director, International Strategy & Investment
5/1/67                            Inc. (registered investment advisor) (2000 to present).
Vice President since 1995.        Formerly, Assistant Vice President, International
                                  Strategy & Investment Inc. (registered investment
                                  advisor) (1991 to 2000).
-------------------------------------------------------------------------------------------
Edward J. Veilleux                Director, Deutsche Asset Management (formerly BT Alex.
8/26/43                           Brown Inc.) (October 1965 to present); Executive Vice
Vice President since 1992.        President, Investment Company Capital Corp. (April 1996
                                  to present); Trustee, Devcap Trust (registered
                                  investment company) (2000 to present).
-------------------------------------------------------------------------------------------
Margaret M. Beeler                Associate Managing Director, International Strategy &
3/1/67                            Investment Inc. (registered investment advisor) (2000
Assistant Vice President since    to present). Formerly, Assistant Vice President,
1997.                             International Strategy & Investment Inc. (registered
                                  investment advisor) (1996 to 2000); Marketing
                                  Representative, U.S. Healthcare, Inc. (1995-1996);
                                  Sales Manager, Donna Maione, Inc. (1994-1995) and
                                  Deborah Wiley California (1989-1994).
-------------------------------------------------------------------------------------------
Keith C. Reilly                   Managing Director, International Strategy & Investment
6/2/66                            Inc. (registered investment advisor) (2000 to present).
Assistant Vice President since    Formerly, Assistant Vice President, International
1997.                             Strategy & Investment Inc. (registered investment
                                  advisor) (1996 to 2000); Select Private Banking
                                  Officer, Assistant Manager, Chemical Bank (1995-1996);
                                  Financial Consultant, Dreyfus Corporation (1989-1995).
-------------------------------------------------------------------------------------------
Bruce A. Rosenblum                Director, Deutsche Asset Management (2002 to present).
9/14/60                           Formerly, Vice President, Deutsche Asset Management
Secretary since 2001.             (2000-2002); Partner, Freedman, Levy, Kroll & Simonds
                                  (1997-1999); Senior Associate (1994-1996).
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FUND DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------



NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND
POSITION WITH THE FUND(1)         DIRECTORSHIPS DURING THE PAST 5 YEARS
-------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------
Daniel O. Hirsch                  Managing Director, Deutsche Asset Management (2002 to
3/27/54                           present) andDirector, Deutsche Global Funds,Ltd. (2002
Assistant Secretary since 1999.   to present). Formerly, Director, Deutsche
                                  Asset Management (1999 to 2002); Principal, BT Alex.
                                  Brown Incorporated, (Deutsche Bank Securities Inc.)
                                  (1998-1999); Assistant General Counsel, United States
                                  Securities and Exchange Commission (1993-1998).
-------------------------------------------------------------------------------------------
Amy Olmert                        Director, Deutsche Asset Management (1999 to present);
5/14/63                           Certified Public Accountant. Formerly, Vice President,
Assistant Secretary since 1999.   BT Alex. Brown Incorporated, (Deutsche Bank Securities
                                  Inc.) (1997-1999); Senior Manager and other positions,
                                  Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP)
                                  (1988-1997).
-------------------------------------------------------------------------------------------
Charles A. Rizzo                  Director, Deutsche Asset Management (April 2000 to
8/5/57                            present); Certified Public Accountant; Certified
Treasurer since 1999.             Management Accountant. Formerly, Vice President and
                                  Department Head, BT Alex. Brown Incorporated (Deutsche
                                  Bank Securities Inc.) (1998-1999); Senior Manager,
                                  Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP)
                                  (1993-1998).
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(1) The mailing address of each Director and executive officer with respect to Fund operations is 535 Madison Avenue, 30th Floor, New York, New York 10022.

The Fund's Statement of Additional Information includes additional information about the Fund's directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-955-7175.

--------------------------------------------------------------------------------
     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding any of the ISI Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-955-7175. Read it carefully before you invest.
--------------------------------------------------------------------------------

                                       ISI
                                 NORTH AMERICAN
                           GOVERNMENT BOND FUND SHARES
--------------------------------------------------------------------------------


DIRECTORS AND OFFICERS

Edward S. Hyman
CHAIRMAN

R. Alan Medaugh
PRESIDENT

Joseph R. Hardiman
DIRECTOR

Louis E. Levy
DIRECTOR

Carl W. Vogt, Esq.
DIRECTOR

Nancy Lazar
VICE PRESIDENT

Edward J. Veilleux
VICE PRESIDENT

Carrie L. Butler
VICE PRESIDENT

Charles A. Rizzo
TREASURER

Bruce A. Rosenblum
SECRETARY

Amy M. Olmert
ASSISTANT SECRETARY

Daniel O. Hirsch
ASSISTANT SECRETARY

Margaret M. Beeler
ASSISTANT VICE PRESIDENT

Keith C. Reilly
ASSISTANT VICE PRESIDENT

INVESTMENT OBJECTIVE

An open-end mutual fund designed to provide a high level of current income, consistent with prudent investment risk, by investing primarily in a portfolio consisting of fixed-income securities issued or guaranteed by the governments of the United States, Canada and Mexico.

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------
ISI, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175

--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
--------------------------------------------------------------------------------
Investment Company Capital Corp.
P.O. Box 419426
Kansas City, MO 64141-6426
(800) 882-8585

--------------------------------------------------------------------------------
DISTRIBUTOR
--------------------------------------------------------------------------------
ISI Group, Inc.
535 Madison Avenue, 30th Floor
New York, NY 10022
(800) 955-7175